DEBT - Short-Term Debt (Details) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2021	Jul. 31, 2021	Aug. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt
Outstanding balance				$ 11,700	$ 13,174	$ 3,496
Aon Premium Finance | Short-Term Loan Facility
Debt
Amount of short term loan facility		$ 3,436	$ 2,733
Fixed annual interest rate		3.75%	4.25%
Required monthly payments		$ 318	$ 309
Outstanding balance		1,889				$ 1,225
IPFS Corporation | Short-Term Loan Facility
Debt
Amount of short term loan facility	$ 1,183	$ 410
Fixed annual interest rate	1.98%	1.98%
Required monthly payments	$ 108	$ 37
Outstanding balance	$ 1,064	$ 221